Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2023
Income tax and contribution [Abstract]
Schedule of breakdown of expense	Breakdown of expense

	December 31, 2023	December 31, 2022	December 31, 2021
Current income tax and social contribution	(78,999)	(35,806)	(23,773)
Deferred income tax and social contribution	(12,866)	(9,104)	(14,087)
Income tax and social contribution expense	(91,865)	(44,910)	(37,860)

Schedule of reconciliation of income tax and social contribution expenses	Reconciliation of income tax and social contribution expenses

	December 31, 2023	December 31, 2022	December 31, 2021
Income before income tax and social contribution	109,041	232,784	176,002
Tax calculated based on current rates - 34%	(37,074)	(79,147)	(59,841)

Reconciliation:
Equity in net income of subsidiaries	—	10,671	—
Recognition of deferred tax loss asset	4,424	(16,434)	(8,987)
Permanent difference adjustments in other jurisdictions	(45,742)	18,212	38,571
Adjustment in Tax regime Differences	(25,414)	(13,115)	(4,061)
Other adjustments in temporary and permanent differences	11,941	34,903	(3,542)
Income tax and social contribution	(91,865)	(44,910)	(37,860)

Effective rate of income tax and social contribution - %	84.2%	19.3%	21.5%

Schedule of realization of deferred income tax and social contribution

	December 31, 2023	December 31, 2022	December 31, 2021
Tax bases - Assets
Tax loss and negative basis	12,245	25,304	17,962
Temporary differences in another jurisdiction	72,460	25,770	8,470
Provisions - temporary differences	—	23,692	—
	84,705	74,766	26,432

Income tax – 25%	21,177	18,692	6,608
Social contribution - 9%	7,623	6,728	2,379
Income tax and social contribution - assets	28,800	25,420	8,987

	December 31, 2023	December 31, 2022	December 31, 2021
Tax bases - Liabilities
Provisions - temporary differences	(163,257)	(124,671)	(45,862)
Temporary differences in another jurisdiction	(389,047)	(436,602)	(52,384)
	(552,304)	(561,273)	(98,246)

Income tax – 25%	(138,077)	(140,318)	(24,562)
Social contribution - 9%	(49,707)	(50,515)	(8,842)
Income tax and social contribution - liabilities	(187,784)	(190,833)	(33,404)

Schedule of changes in deferred income tax and social contribution	Changes in deferred income tax and social contribution

	December 31, 2023	December 31, 2022	December 31, 2021
Changes
Opening balance - assets, net of liabilities	(165,413)	(24,417)	(7,130)
Realization to statement of income	(12,866)	(9,104)	(14,087)
Other changes	19,295	(131,892)	(3,200)
Closing balance - assets, net of liabilities	(158,984)	(165,413)	(24,417)

Schedule of realization of deferred income tax and social contribution	Realization of deferred income tax and social contribution

Realization per annum	December 31, 2023	December 31, 2022	December 31, 2021
2024	5,760	6,355	2,247
2025	5,760	6,355	2,247
2026	5,760	6,355	2,247
2027	5,760	6,355	2,246
2028	5,760	—	—
	28,800	25,420	8,987